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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 26.8%
10,000,000		Barton Capital LLC, 0.070%,due 04/01/14	$10,000,000	1.4
13,000,000		Barton Capital LLC, 0.150%,due 04/17/14	12,999,133	1.8
8,500,000	#	Barton Capital LLC, 0.185%,due 04/17/14	8,500,000	1.2
31,500,000		Concord Minutemen Capital Co., 0.200%,due 07/02/14	31,483,900	4.3
31,500,000		Crown Point Capital Co., 0.200%,due 07/02/14	31,483,900	4.3
27,750,000		Jupiter Securitization Company LLC, 0.282%,due 07/01/14	27,730,062	3.8
7,250,000		Jupiter Securitization Company LLC, 0.301%,due 06/06/14	7,246,012	1.0
5,500,000	#	Old Line Funding LLC, 0.184%,due 04/27/14	5,500,000	0.8
10,000,000		Old Line Funding LLC, 0.230%,due 06/05/14	9,995,847	1.4
5,750,000		Old Line Funding LLC, 0.230%,due 09/25/14	5,743,498	0.8
9,731,000		Old Line Funding LLC, 0.240%,due 07/02/14	9,725,032	1.3
8,525,000	#	Thunder Bay Funding LLC, 0.184%,due 04/27/14	8,525,000	1.2
18,000,000	#	Thunder Bay Funding LLC, 0.187%,due 04/07/14	18,000,000	2.5
750,000		Thunder Bay Funding LLC, 0.210%,due 07/02/14	749,598	0.1
6,450,000		Thunder Bay Funding LLC, 0.240%,due 04/01/14	6,450,000	0.9
		Total Asset Backed Commercial Paper
		(Cost $194,131,982)	194,131,982	26.8

Certificates of Deposit: 6.6%
17,000,000		Credit Suisse New York, 0.282%,due 07/01/14	17,000,000	2.4
7,500,000		Standard Chartered Bank, 0.500%,due 01/02/15	7,500,000	1.0
2,500,000		Svenska Handelsbanken NY, 0.180%,due 04/04/14	2,500,000	0.3
17,250,000		Toronto Dominion Bank NY, 0.090%,due 04/01/14	17,250,000	2.4
3,700,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	3,703,640	0.5
		Total Certificates of Deposit
		(Cost $47,953,640)	47,953,640	6.6

Financial Company Commercial Paper: 10.3%
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 04/20/14	14,500,000	2.0
27,250,000		BNP Paribas Finance, Inc., 0.170%,due 04/01/14	27,250,000	3.8
750,000		General Electric Capital Corp., 0.190%,due 07/18/14	749,572	0.1
16,000,000		Skandinaviska Enskilda Banken AB, 0.100%,due 04/09/14	15,999,644	2.2
4,000,000		Societe Generale North America, 0.120%,due 04/03/14	3,999,973	0.6
4,000,000		Westpac Banking Group, 0.170%,due 05/21/14	3,999,056	0.6
7,530,000		Westpac Banking Group, 0.257%,due 04/02/14	7,529,949	1.0
		Total Financial Company Commercial Paper
		(Cost $74,028,194)	74,028,194	10.3

Government Agency Repurchase Agreement: 9.2%
6,416,000		Deutsche Bank Repurchase Agreement dated 3/31/14, 0.080%, due 4/01/14, $6,416,014 to be received upon repurchase (Collateralized by $6,335,000, Federal Home Loan Mrtg, 4.000%, Market Value plus accrued interest $6,548,299 due 4/10/28)	6,416,000	0.9
55,000,000		Goldman Sachs Repurchase Agreement dated 03/31/14, 0.070%, due 4/01/14, $55,000,107 to be received upon repurchase (Collateralized by $55,749,000, Fed. Home Loan Mrtg, 0.500%-0.875%, Market Value plus accrued interest $56,100,012 due 5/13/16-10/14/16)	55,000,000	7.6
5,100,000		Morgan Stanley Repurchase Agreement dated 3/31/14, 0.040%, due 4/1/14, $5,100,006 to be received upon repurchase(Collateralized by $9,326,000 various US Gvt Agency Oblig, 0.000%-3.000%, Market Value plus accrued interest $5,202,212, due 12/27/24-4/15/30)	5,100,000	0.7
		Total Government Agency Repurchase Agreement
		(Cost $66,516,000)	66,516,000	9.2

Other Commercial Paper: 4.3%
17,250,000		Cargill Global Fund PLC, 0.070%,due 04/04/14	17,249,899	2.4
14,000,000		Cargill Global Fund PLC, 0.080%,due 04/02/14	13,999,969	1.9
		Total Other Commercial Paper
		(Cost $31,249,868)	31,249,868	4.3

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Other Instrument: 2.2%
16,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 04/01/14	$16,000,000	2.2

		Total Other Instrument
		(Cost $16,000,000)	16,000,000	2.2

Other Note: 22.6%
3,800,000		American Honda Finance, 0.242%,due 06/12/14	3,800,000	0.5
3,250,000	#	American Honda Finance, 0.288%,due 04/17/14	3,250,000	0.5
2,550,000	#	American Honda Finance, 1.850%,due 09/19/14	2,567,747	0.4
1,250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%,due 01/13/15	1,283,085	0.2
5,250,000		BHP Billiton Finance USA Ltd., 5.500%,due 04/01/14	5,250,000	0.7
487,000		Caterpillar, Inc., 1.375%,due 05/27/14	487,822	0.1
5,850,000		Commonwealth Bank of Australia NY, 1.950%,due 03/16/15	5,936,141	0.8
3,000,000	#	Commonwealth Bank of Australia, 3.500%,due 03/19/15	3,091,707	0.4
1,500,000		General Electric Capital Corp., 2.150%,due 01/09/15	1,521,521	0.2
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 04/21/14	2,997,843	0.4
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 04/22/14	10,500,000	1.5
2,000,000	#	Nordea Eiendomskreditt, 0.660%,due 04/07/14	2,001,278	0.3
19,010,000	#	Rabobank Nederland, 4.200%,due 05/13/14	19,096,965	2.6
15,250,000	#	Royal Bank of Canada, 0.408%,due 10/01/14	15,250,000	2.1
2,750,000	#	Standard Chartered PLC, 5.500%,due 11/18/14	2,838,759	0.4
20,500,000		Svenska Handelsbanken AB, 0.386%,due 04/04/14	20,500,000	2.8
7,500,000		Toyota Motor Credit Corp., 0.264%,due 06/11/14	7,500,000	1.0
5,000,000		US Bank NA, 0.522%,due 04/14/14	5,006,521	0.7
1,500,000		Wal-Mart Stores, Inc., 3.200%,due 05/15/14	1,505,476	0.2
30,750,000		Wells Fargo Bank NA, 0.380%,due 06/24/14	30,750,000	4.2
18,500,000		Westpac Banking Corp, 0.533%,due 04/28/14	18,500,000	2.6
		Total Other Note
		(Cost $163,634,865)	163,634,865	22.6

Treasury Debt: 18.2%
63,750,000		United States Treasury Bill, 0.045%,due 04/24/14	63,748,170	8.8
68,000,000		United States Treasury Bill, 0.053%,due 04/17/14	67,998,379	9.4
		Total Treasury Debt
		(Cost $131,746,549)	131,746,549	18.2

		Total Investments in Securities (Cost $725,261,098)	$725,261,098	100.2
		Liabilities in Excess of Other Assets	(1,353,729)	(0.2)
		Net Assets	$723,907,369	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	–
Net Unrealized Depreciation	$–

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Certificates of Deposit	$–	$47,953,640	$–	$47,953,640
Other Commercial Paper	–	31,249,868	–	31,249,868
Government Agency Repurchase Agreement	–	66,516,000	–	66,516,000
Treasury Debt	–	131,746,549	–	131,746,549
Financial Company Commercial Paper	–	74,028,194	–	74,028,194
Other Note	–	163,634,865	–	163,634,865
Other Instrument	16,000,000	–	–	16,000,000
Asset Backed Commercial Paper	–	194,131,982	–	194,131,982
Total Investments, at fair value	$16,000,000	$709,261,098	$–	$725,261,098

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014